Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Stock-Based Compensation (Details) [Line Items]
Common stock designated shares			2,492,060
Percentage of total number of outstanding shares			2.00%
Stock-based compensation			$ 5,039	$ 1,650
Restricted stock units			627,228
Weighted average grant date fair value per share			$ 5.97
Unamortized expense			$ 3,344
Weighted average years			2 years 1 month 24 days
Options granted vesting expire			4 years
Options granted expire			10 years
Options vested			6,977,038
Aggregate intrinsic value			$ 24,982
Cost related to unvested options			$ 11,911,000
Stock-based compensation	$ 3,268	$ 518	$ 5,039	$ 1,650
Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Weighted average grant date fair value of options granted			$ 1.5	$ 0.38
Class A Common Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Common stock pursuant to awards issued			56,697,934
Including common stock shares			17,712,158
Common stock subject outstanding			38,985,776